T. ROWE PRICE Retirement 2065 Fund
February 28, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
BOND FUNDS 0.9%
T. Rowe Price Funds:
New Income Fund  4,986 3,412 521 992,095 8,046
U.S. Treasury Long-Term Index
Fund  3,416 1,043 319 587,868 4,356
International Bond Fund (USD
Hedged)  1,864 1,086 188 321,818 2,777
Dynamic Global Bond Fund  1,032 696 129 208,406 1,561
Limited Duration Inflation Focused
Bond Fund  99 4 — 21,892 103
Total Bond Funds (Cost $16,793) 16,843
EQUITY FUNDS 98.1%
T. Rowe Price Funds:
Value Fund  194,767 84,331 15,923 5,542,323 292,690
Growth Stock Fund  185,908 109,823 16,426 2,547,749 263,819
Equity Index 500 Fund  119,390 58,604 29,252 922,059 164,883
International Value Equity Fund  109,835 36,267 16,396 6,113,570 162,743
U.S. Large-Cap Core Fund  128,954 46,649 27,192 3,468,072 154,399
Overseas Stock Fund  98,196 32,699 18,035 7,646,648 136,110
Real Assets Fund  80,027 27,530 21,246 5,704,195 119,731
International Stock Fund  87,114 34,189 7,653 5,202,173 117,257
Emerging Markets Discovery Stock
Fund  36,208 12,600 5,526 2,810,448 58,626
Mid-Cap Value Fund  40,348 13,427 3,344 1,607,928 57,307
Emerging Markets Stock Fund  31,606 9,922 2,780 1,046,818 52,906
Mid-Cap Growth Fund  44,484 14,114 7,419 520,988 52,740
New Horizons Fund (3) 17,633 15,595 2,057 571,519 32,651
Small-Cap Value Fund  24,094 9,221 4,222 574,431 31,996
Small-Cap Stock Fund  21,641 7,666 1,823 491,683 30,622
Total Equity Funds (Cost $1,427,993) 1,728,480

T. ROWE PRICE Retirement 2065 Fund

$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds  1.0%
T. Rowe Price U.S. Treasury
Money Fund, 3.76% (4) 19,825 38,885 40,886 17,824,371 17,824
Total Short-Term Investments (Cost $17,824) 17,824
Total Investments in Securities 100.0%
(Cost $1,462,610) $ 1,763,147
Other Assets Less Liabilities (0.0)% (732)
Net Assets 100.0% $ 1,762,415
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$22,033 and $22,183, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement 2065 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 1 $ (38) $ 45
Emerging Markets Discovery Stock Fund  597 15,344 2,564
Emerging Markets Stock Fund  335 14,158 842
Equity Index 500 Fund  4,825 16,141 1,302
Growth Stock Fund  31,672 (15,486) 263
International Bond Fund (USD Hedged)  8 15 69
International Stock Fund  7,888 3,607 3,120
International Value Equity Fund  2,638 33,037 4,655
Limited Duration Inflation Focused Bond Fund  — — 4
Mid-Cap Growth Fund  2,823 1,561 363
Mid-Cap Value Fund  2,137 6,876 1,030
New Horizons Fund  2,714 1,480 —
New Income Fund  7 169 228
Overseas Stock Fund  2,027 23,250 3,506
Real Assets Fund  1,155 33,420 3,892
Small-Cap Stock Fund  1,900 3,138 195
Small-Cap Value Fund  2,856 2,903 446
U.S. Large-Cap Core Fund  12,212 5,988 1,666
U.S. Treasury Long-Term Index Fund  (4) 216 119
Value Fund  10,706 29,515 3,862
U.S. Treasury Money Fund, 3.76% — — 490
Affiliates not held at period end (5) (2) 15
Totals $ 86,492# $ 175,292 $ 28,676+
# Capital gain distributions from underlying Price funds represented $68,094 of the net realized gain (loss).
+ Investment income comprised $28,676 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2065 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement 2065 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2065 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2026 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1307-054Q3 02/26